ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

14.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,	December 31,
	2020	2019	2018
Current accounts payable and accrued liabilities
Trade payables	$3,705,626	$3,993,203	$898,711
Accrued liabilities	1,421,433	2,163,886	1,117,673
Accrued vacation	335,681	211,168	142,730
Accrued employee termination expenses	—	13,887	373,171
Other accounts payable	535,124	320,306	190,496
Share appreciation rights liability	59,036	—	—
Collaboration, license, and settlement agreements provision	1,186,600	1,092,006	1,887,779
Total current accounts payable and accrued liabilities	$7,243,500	$7,794,456	$4,610,560

Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision	—	1,186,601	2,241,979
	$—	$1,186,601	$2,241,979

Total accounts payable and accrued liabilities	$7,243,500	$8,981,057	$6,852,539

Included in accounts payable and accrued liabilities are $470,349 related to settlement charges as part of a collaboration agreement and $716,251 related to a settlement provision (see Note 24). This represents the calculated net present value of the amounts set out per the agreement with payments due over the next year.